Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net loss	$ (14,477,634)	$ (12,812,265)	$ (32,361,337)	$ (28,438,671)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity instruments issued for services and compensation	1,946,283	2,638,110	3,449,775	2,739,699
Inducement expense	5,126,903	0	0	6,661,275
Common stock issued to investment bank for fees related to conversion of convertible debentures			0	686,250
Bad debt expense	200,000	0	0	30,000
Loss on disposal of fixed assets			0	2,269,760
Loss from hedge settlements			0	11,143
Change in fair value of price derivative				(4,464)
Amortization of deferred financing cost	220,020	51,507	27,391	234,699
Gain on extinguishment of debt	(250,000)	0
Change in fair value of executive bonus	(222,508)	0	33,508	(105,000)
Change in fair value of convertible debentures conversion derivative liability	37,084	273,897	(1,243,931)	5,526,945
Change in fair value of warrant liability	60,160	266,212	(394,383)	(571,228)
Change in fair value of conditionally redeemable 6% Preferred Stock	777,911	(120,191)	(513,585)	0
Depreciation, depletion, amortization and accretion of asset retirement obligation	561,829	434,648	584,203	1,337,662
Impairment of evaluated oil and gas properties	0	5,966,909	24,478,378	0
Accretion of debt discount	2,276,248	15,276	24,728	849,147
Common stock issued for convertible note interest			0	1,188,439
Changes in operating assets and liabilities:
Accounts receivable	209,264	(80,712)	(119,939)	(394,369)
Restricted cash	29,539	(69,803)	145,065	320,916
Other assets			57,728	141,652
Prepaid assets	(218,432)	(47,784)
Accounts payable and other accrued expenses	1,971,437	701,821	2,027,098	(755,108)
Net cash used in operating activities	(1,751,896)	(2,782,375)	(3,805,301)	(7,306,237)
Cash flows from investing activities:
Acquisition of undeveloped acreage			0	(305,000)
Deposit on potential merger			(1,750,000)	0
Cash consideration advanced to Brushy - Merger consideration	(1,258,105)	0
Cash held at Brushy	705,881	0
Drilling capital expenditures	(1,917,574)	(73,081)	(97,999)	(190,786)
Additions of office equipment			0	(10,815)
Net cash used in investing activities	(2,469,798)	(73,081)	(1,847,999)	(506,601)
Cash flows from financing activities:
Net proceeds from issuance of Common Stock			0	5,236,000
Net proceeds from issuance of Series B Preferred Stock	16,094,501	0	0	6,794,000
Net proceeds from issuance of convertible notes	2,863,095	0
Proceeds from warrant exercise	143,205	0
Dividend payments on preferred stock	0	(180,000)	(180,000)	(161,848)
Debt issuance costs		(266,308)	(266,308)	0
Proceeds from issuance of term loan	0	250,000
Proceeds from issuance of debt	0	3,000,000	5,950,002	0
Repayment of debt	(8,500,000)	(250,000)	(250,000)	(3,711,051)
Net cash provided by financing activities	10,600,801	2,553,692	5,253,694	8,157,101
Increase (decrease) in cash	6,379,107	(301,764)	(399,606)	344,263
Cash at beginning of period	110,022	509,628	509,628	165,365
CASH AT END OF THE PERIOD	6,489,129	207,864	110,022	509,628
Supplemental disclosure:
Cash paid for interest	216,507	147,680	365,303	1,324,988
Cash paid for income taxes	0	0	0	0
Supplemental Non-cash transactions:
Common stock issued for Brushy’s common stock	6,942,143	0
Common stock issued for Series A Preferred Stock and accrued dividends	8,220,813	0
Loss on extinguishment of Series A Preferred Stock	540,000	0
Common stock issued for convertible debentures and accrued interest	8,723,913	0	6,850,000
Common stock issued for convertible notes and accrued interest	7,601,707	0	0	1,188,439
Warrants issued for fees associated with Series B Preferred Stock issuance	1,590,288	0
Warrants issued with Series B Preferred Stock issuance and recorded as a deemed dividend	7,879,576	0
Asset retirement established on newly drilled wells	2,273	0
Series B Preferred stock subscribed	2,100,000	0
Fair value of warrants issued as debt discount	1,478,790	56,250	1,221,711	0
Disposition of oil and gas assets for elimination of accrued expenses for drilling			5,198,193	0
Acquisition of oil and gas assets for accounts payable and accrued interest			0	5,466,405
Transfer from derivative liability to equity			0	4,882,815
Issuance of Common Stock for payment of convertible debentures			0	8,733,438
Issuance of redeemable preferred stock for payment of term notes payable			0	1,686,102
Conveyance of oil and gas properties for payment of term notes payable			0	15,063,289
Conveyance of oil and gas properties for reduction in asset retirement obligation			$ 0	$ 973,132
Assets acquired and liabilities assumed through Brushy Merger:
Cash	705,881	0
Accounts receivable	525,243	0
Prepaid assets	78,396	0
Oil and gas properties - Evaluated	7,511,790	0
Oil and gas properties - Unevaluated	20,625,201	0
Office equipment	41,814	0
Restricted cash, deposits and other	358,752	0
Accounts payable	4,366,580	0
Accrued expenses	1,348,687	0
Revenue payable	982,063	0
Term loan - Independent Bank	11,379,211	0
Asset retirement obligations	776,792	0
Note payable - SOS Ventures	1,000,000	0
SOS warrant liability	164,000	0
Other liabilities	$ 19,428	$ 0